CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares
Allowance for credit losses | ¥	¥ 34,329		¥ 32,866
Accounts payable, billed through related party, current | ¥	3,253		5,652
Accounts payable	106,461	$ 14,995	96,729
Advances from customers	46,142	6,499	46,920
Tax payable	10,304	1,451	9,662
Accrued expenses and other current liabilities	89,541	12,612	88,871
Deferred tax liabilities	3,405	480	3,644
Other non-current liabilities	¥ 11,683	$ 1,646	¥ 13,096
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, shares issued (in shares)	430,463,797	430,463,797	430,463,797
Ordinary shares, shares outstanding (in shares)	424,775,740	424,775,740	424,447,980
Treasury stock (in shares)	5,688,057	5,688,057	6,015,817
Consolidated variable interest entity ("VIE")
Accounts payable	¥ 22,255	$ 3,135	¥ 19,436
Advances from customers	1,598	225	1,565
Tax payable | ¥	7,928		8,470
Accrued expenses and other current liabilities	8,224	1,158	6,144
Deferred tax liabilities	3,196	450	3,429
Other non-current liabilities	¥ 132	$ 19	¥ 780
Class A ordinary shares
Ordinary shares, shares issued (in shares)	361,092,832	361,092,832	333,992,002
Ordinary shares, shares outstanding (in shares)	355,404,775	355,404,775	327,976,185
Class B ordinary shares
Ordinary shares, shares issued (in shares)	69,370,965	69,370,965	96,471,795
Ordinary shares, shares outstanding (in shares)	69,370,965	69,370,965	96,471,795